Managing Risks - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012	Dec. 31, 2013 Impact of 5% Decrease in Market Price of Equity Derivatives [Member]	Dec. 31, 2012 Impact of 5% Decrease in Market Price of Equity Derivatives [Member]	Dec. 31, 2013 Total Return Swap Transaction [Member]	Dec. 31, 2012 Total Return Swap Transaction [Member]	Dec. 31, 2013 Selling, General and Administrative Expense [Member] Total Return Swap Transaction [Member]	Dec. 31, 2012 Selling, General and Administrative Expense [Member] Total Return Swap Transaction [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Swap Contracts [Member]	May 30, 2013 Swap Transaction One [Member] Total Return Swap Transaction [Member]	Sep. 30, 2011 Swap Transaction Two [Member] Total Return Swap Transaction [Member]	Dec. 31, 2013 Share-Based Compensation Plans [Member] Selling, General and Administrative Expense [Member] Total Return Swap Transaction [Member]	Dec. 31, 2012 Share-Based Compensation Plans [Member] Selling, General and Administrative Expense [Member] Total Return Swap Transaction [Member]
Managing Risk [Line Items]
Total interest rate swap contracts outstanding									$ 50.0
Average rate	5.08%
Fair market value of the contracts	6.5	13.8
Income (expense) on interest rate swap									0.1	(2.6)
Number of interest rate swap contracts	2
Maturity date Derivative					2016-09						2016-12
Exceeded amount of fair value of debt	2.0	12.1
Company holding in hedging instrument	0
Decrease in net income			1.9	0.7
Weighted average cost per share	$ 16.20											$ 16.20	$ 16.20
Deferred Shares hedged	1,585,889											1,585,889	1,585,889
Fair market value of asset under total return swaps					12.7	9.0
Income, expenses recognized							$ 3.7	$ 7.9						$ 17.7	$ 16.4